CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 115,352	$ 94,944
Accounts receivable and accrued revenues	54,976	60,196
Capitalized voyage expenses	2,493	1,633
Prepaid expenses	3,376	4,338
Bunkers, lube oils and consumables	27,597	32,212
Total current assets	203,794	193,323
Non-current assets
Vessels and time charter contracts	1,611,115	1,665,810
Advances for vessel upgrades	5,648	0
Other property, plant and equipment	2,988	335
Investment in associated company	4,930	4,388
Total non-current assets	1,624,680	1,670,533
TOTAL ASSETS	1,828,473	1,863,856
Current liabilities
Accounts payable and accrued expenses	23,898	28,634
Derivative financial liabilities	4,810	1,250
Current portion long-term debt	99,843	93,815
Other current liabilities	565	0
Total current liabilities	129,115	123,699
Non-current liabilities
Long-term debt	846,008	873,460
Derivative financial liabilities	13,779	4,486
Other non-current liabilities	2,842	542
Total non-current liabilities	862,630	878,489
TOTAL LIABILITIES	991,745	1,002,188
Equity
Stock	1,424	1,427
Additional paid-in capital	1,143,100	1,145,107
Treasury shares	0	(1,364)
Accumulated deficit	(308,905)	(285,383)
Translation differences	(13)	32
Other reserves	1,123	1,848
Non-controlling interest	0	0
Total equity	836,728	861,668
TOTAL LIABILITIES AND EQUITY	$ 1,828,473	$ 1,863,856